1
Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.3%
Apartments - 47.8%
70,478 American Homes 4 Rent, Class A $ 2,374,404
55,569 Apartment Income REIT Corp 1,705,968
50,676 Apartment Investment and Management Co, Class A (b) 344,597
13,913 AvalonBay Communities Inc 2,389,419
23,822 Camden Property Trust 2,253,085
5,567 Centerspace 335,467
39,233 Equity Residential 2,303,369
10,556 Essex Property Trust Inc 2,238,822
83,569 Independence Realty Trust Inc 1,175,816
73,487 Invitation Homes Inc 2,328,803
17,683 Mid-America Apartment Communities Inc 2,274,918
8,509 NexPoint Residential Trust Inc 273,820
63,876 UDR Inc 2,278,457
29,827 Veris Residential Inc 492,145
Total Apartments 22,769,090
Diversified - 1.5%
32,704 Elme Communities 446,083
22,078 UMH Properties Inc 309,534
Total Diversified 755,617
Hotels - 22.5%
79,238 Apple Hospitality REIT Inc 1,215,511
12,175 Ashford Hospitality Trust Inc (b) 29,098
18,194 Chatham Lodging Trust 174,117
78,062 DiamondRock Hospitality Co 626,838
12,355 Hersha Hospitality Trust, Class A 121,820
156,269 Host Hotels & Resorts Inc 2,511,243
80,336 Park Hotels & Resorts Inc 989,739
44,873 Pebblebrook Hotel Trust 609,824
58,643 RLJ Lodging Trust 574,115
22,234 Ryman Hospitality Properties Inc 1,851,647
61,617 Service Properties Trust 473,835
40,060 Summit Hotel Properties Inc 232,348
77,153 Sunstone Hotel Investors Inc 721,380
39,943 Xenia Hotels & Resorts Inc 470,528
Total Hotels 10,602,043
Manufactured Homes - 10.3%
37,922 Equity LifeStyle Properties Inc 2,416,011
20,880 Sun Communities Inc 2,470,939
Total Manufactured Homes 4,886,950
Self-Storage - 17.2%
61,865 CubeSmart 2,358,913
19,719 Extra Space Storage Inc 2,397,436
30,905 National Storage Affiliates Trust 980,925
9,287 Public Storage 2,447,310
Total Self-Storage 8,184,584
Total Long-Term Investments
(cost $66,866,710) 47,198,284
Other Assets & Liabilities, Net - 0.7% 317,755
Net Assets - 100% $ 47,516,039

Nuveen Short-Term REIT ETF (NURE)
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 47,198,284 $ – $ – $ 47,198,284
Total
$ 47,198,284 $ – $ – $ 47,198,284
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust